Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues	$ 9,664	$ 8,347	$ 6,973
Cost of sales	(5,803)	(5,075)	(4,514)
Gross profit	3,861	3,272	2,459
Selling, general and administrative	(1,095)	(981)	(907)
Research and development	(1,398)	(1,296)	(1,331)
Other income and expenses, net	53	55	99
Impairment, restructuring charges and other related closure costs	(21)	(45)	(93)
Operating income	1,400	1,005	227
Interest expense, net	(7)	(22)	(20)
Other components of pension benefit costs	(11)	(12)	(13)
Income (loss) on equity-method investments	8	(2)	7
Loss on financial instruments, net	(1)	(16)
Income (loss) before income taxes and noncontrolling interest	1,389	953	201
Income tax expense	(96)	(143)	(31)
Net income	1,293	810	170
Net income attributable to noncontrolling interest	(6)	(8)	(5)
Net income attributable to parent company	$ 1,287	$ 802	$ 165
Earnings per share (Basic) attributable to parent company stockholders	$ 1.43	$ 0.91	$ 0.19
Earnings per share (Diluted) attributable to parent company stockholders	$ 1.41	$ 0.89	$ 0.19
Net Sales [Member]
Net revenues	$ 9,612	$ 8,308	$ 6,944
Other Revenues [Member]
Net revenues	$ 52	$ 39	$ 29